GENERAL (Acquisition of Caesarstone Australia Pty Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]	Mar. 31, 2008 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]
Business Acquisition [Line Items]
Total purchase price					$ 37,285
Contingent consideration, percent of sales					2.00%
Cash					37,285
Additional contingent cash payments	$ 6,242			$ 705